CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (8,826)	$ (12,290)	$ (610)
Adjustments required to reconcile net loss to net cash used in operating activities:
Revaluation of fair value of warrants to purchase preferred share		(174)	(3,519)
Depreciation and amortization	130	92	78
Share-based compensation	1,209	3,724	312
Financial expenses (income), net	(56)	(11)	1
Changes in assets and liabilities items:
Decrease (increase) in prepaid and other current assets and non-current assets	438	(563)	(1,545)
Increase (decrease) in trade accounts payable, accruals and other current liabilities	(252)	334	1,377
Increase (decrease) in employees and payroll accruals	(510)	227	466
Increase (decrease) in royalties provision	(56)	33	(415)
Net cash used in operating activities	(7,923)	(8,628)	(3,855)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(166)	(270)	(46)
Restricted cash	46
Proceeds from short-term bank deposit	4,811	(4,800)
Net cash provided by (used in) investing activities	4,691	(5,070)	(46)
CASH FLOWS FROM FINANCING ACTIVITIES
Receipt of short-term loan from bank		1,000
Repayment of short-term loan from bank		(1,000)
Issuance of ordinary shares upon exercise of options by employees		16
Exercise of warrants into ordinary shares	117	29
Issuance of ordinary shares in the RD Offering, net of issuance expenses	5,307
Issuance of ordinary shares in the Private Placement, net of issuance expenses		11,021
Issuance of ordinary shares in IPO, net of issuance expense		10,947
Net cash provided by financing activities	5,424	22,013
Effect of exchange rate changes on cash and cash equivalents	55	2	1
Net increase (decrease) in cash and cash equivalents	2,247	8,317	(3,900)
Cash and cash equivalents at the beginning of the year	9,392	1,075	4,975
Cash and cash equivalents at the end of the year	11,639	9,392	1,075
Supplemental disclosure of non-cash flow information
Reclassification of liability warrants to equity warrants		233
Cashless exercise of warrants to purchase ordinary shares into ordinary shares	23	45
Conversion of preferred shares into ordinary shares		226
Purchase of property and equipment	8
Issuance expenses	47
Supplemental disclosure of cash flow information
Cash paid for income taxes	8
Cash paid for interest		$ 11